Expenses (Details) - Scheule of Expenses Consist of Legal and Professional Fees Consist - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Legal and professional expenses consist of :
Audit fees	$ 144,747	$ 331,633
Legal and professional fees	688,332	500,686
Total expenses	$ 833,079	$ 832,319